Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Alnylam Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36407
Entity Tax Identification Number	77-0602661
Entity Address, Address Line One	675 West Kendall Street,
Entity Address, Address Line Two	Henri A. Termeer Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	551-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001178670
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ALNY
Security Exchange Name	NASDAQ